Stock-Based Compensation - Alizé Acquisition Narrative (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 19, 2017 € / shares shares
Class of Warrant or Right [Line Items]
Common stock warrants outstanding (in shares)	17,125
Exercise price of warrants (in usd/euros per share) | $ / shares	$ 16.93
BSPCE warrants
Class of Warrant or Right [Line Items]
Warrant exercised (in shares)	910
Common Stock
Class of Warrant or Right [Line Items]
Exercise/forfeiture of BSPCE warrants (in shares)	12,307	17,713
Alize
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd/euros per share) | $ / shares	$ 7.85
Number of shares issuable upon the exercise of the warrants (in shares)	48,265
Alize | Warrant | BSA warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding (in shares)			6,219
Exercise price of warrants (in usd/euros per share) | € / shares			€ 80.06
Alize | Warrant | BSPCE warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding (in shares)			5,360
Exercise price of warrants (in usd/euros per share) | € / shares			€ 83.40
Alize | Warrant | Bsa And Bscpce Warrants
Class of Warrant or Right [Line Items]
Number of securities forfeited (in shares)	2,586
Alize | Common Stock | BSPCE warrants
Class of Warrant or Right [Line Items]
Exercise/forfeiture of BSPCE warrants (in shares)	12,307